Short-term investments (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Debt securities:
Wealth management products issued by banks or trust companies	¥ 350,164,305	$ 49,319,611	¥ 3,951,197,465
Equity securities:
Marketable equity securities	292,729,235	41,230,050	219,206,449
Short-term investments	¥ 642,893,540	$ 90,549,661	¥ 4,170,403,914